John Hancock Investment Trust

Supplement dated June 1, 2015 to the current Prospectus

John Hancock Balanced Fund (the “fund”)

Effective June 1, 2015, Michael J. Scanlon has been named as a portfolio manager to the fund. Jeffrey N. Given, CFA and Roger C. Hamilton will continue as portfolio managers to the fund.

Accordingly, the following information is added under the heading “Portfolio management” in the “Fund summary”:

Michael J. Scanlon, Jr., CFA
Managing Director and Portfolio Manager

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Michael J. Scanlon, Jr., CFA

•	Managing Director and Portfolio Manager
•	Managed the fund since 2015
•	Joined subadvisor in 2004
•	Managing Director and Senior Investment Analyst (2007–2015)
•	Began business career in 2000

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust

Supplement dated June 1, 2015 to the current prospectus

John Hancock Large Cap Equity Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust

Supplement dated June 1, 2015 to the current Statement of Additional Information (the “SAI”)

John Hancock Balanced Fund (the “Fund”)

Effective June 1, 2015, Michael J. Scanlon, Jr., CFA, has been added as a portfolio manager to the Fund. Jeffrey N. Given, CFA and Roger C. Hamilton will continue as portfolio managers to the Fund.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael J. Scanlon, Jr., CFA*	0	0	0	0	0	0

*As of May 22, 2015

As of May 22, 2015, there are no accounts that pay fees based upon performance.

Ownership of Fund shares: The following table indicates, as of May 22, 2015, the value, within the indicated range, of Fund shares that Mr. Scanlon beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Portfolio Manager	Fund Managed	Range of Beneficial Ownership
Michael J. Scanlon, Jr., CFA	Balanced Fund	A

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Investment Trust

Supplement dated June 1, 2015 to the current Statement of Additional Information (“SAI”)

John Hancock Large Cap Equity Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the SAI. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.